GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2026

Shares				Fair Value
	EXCHANGE-TRADED FUNDS — 14.9%
	COMMODITY - 2.7%
439,785	Invesco Optimum Yield Diversified Commodity Strategy No K-1 ETF			$ 6,983,786
22,630	iShares Gold Trust(a),(b)			1,708,791
				8,692,577
	EQUITY - 10.7%
8,520	iShares Core S&P 500 ETF			6,380,542
12,759	iShares MSCI ACWI ETF			2,002,780
24,985	iShares MSCI ACWI ex U.S. ETF			1,901,608
18,058	iShares MSCI EAFE ETF			1,875,865
22,328	iShares MSCI EAFE Small-Cap ETF			1,836,925
29,403	iShares MSCI Emerging Markets ETF			2,011,459
4,457	iShares Russell 1000 ETF			1,825,142
6,494	iShares Russell 2000 ETF			1,951,122
17,318	iShares Russell Mid-Cap ETF			1,910,522
19,164	iShares U.S. Real Estate ETF			1,959,519
39,114	Vanguard FTSE Developed Markets ETF			2,786,873
45,272	Vanguard FTSE Emerging Markets ETF			2,702,286
61,009	Vanguard Real Estate ETF			5,883,098
				35,027,741
	FIXED INCOME - 1.5%
26,620	iShares 7-10 Year Treasury Bond ETF			2,517,453
45,428	Vanguard Long-Term Treasury ETF			2,506,717
				5,024,170

	TOTAL EXCHANGE-TRADED FUNDS (Cost $36,541,693)			48,744,488

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 27.2%
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.2%
14,000,000	Federal Home Loan Banks(c)	2.0000	07/21/26	13,985,677
10,000,000	Federal Home Loan Banks(c)	2.0000	06/30/27	9,824,999
10,000,000	Federal Home Loan Banks(c)	2.0000	01/28/28	9,761,235
10,000,000	Federal Home Loan Banks(c)	2.0000	02/24/28	9,736,655
14,750,000	Federal Home Loan Banks(c)	2.0000	02/25/28	14,364,269
10,000,000	Federal Home Loan Banks(c)	1.7500	08/16/28	9,645,889

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

Principal Amount ($)		Coupon Rate (%)	Maturity	Fair Value
	BONDS & NOTES — 27.2% (Continued)
	U.S. GOVERNMENT & AGENCY OBLIGATIONS — 27.2% (Continued)
9,900,000	Federal Home Loan Banks(c)	2.0000	08/24/28	$ 9,699,583
10,000,000	Federal Home Loan Mortgage Corporation	0.7000	08/19/26	9,957,541
1,781,126	Government National Mortgage Association	2.5000	12/20/49	1,543,622
	TOTAL BONDS & NOTES (Cost $90,443,427)			88,519,470

Principal Amount ($)		Yield Rate (%)	Maturity	Fair Value
	U.S. GOVERNMENT & AGENCIES — 15.9%
	U.S. TREASURY BILLS — 15.9%
8,000,000	United States Treasury Bill(d)	1.8200	07/02/26	7,999,203
8,000,000	United States Treasury Bill(d)	3.4300	07/16/26	7,988,000
5,000,000	United States Treasury Bill(d)	3.5200	07/30/26	4,985,560
8,000,000	United States Treasury Bill(d)	3.5700	08/06/26	7,971,120
7,000,000	United States Treasury Bill(d)	3.6800	08/27/26	6,959,324
8,000,000	United States Treasury Bill(d)	3.6700	09/17/26	7,936,874
8,000,000	United States Treasury Bill(d)	3.8400	10/27/26	7,901,011
	TOTAL U.S. GOVERNMENT & AGENCIES (Cost $51,741,284)			51,741,092

Shares				Fair Value
	SHORT-TERM INVESTMENT — 36.9%
	MONEY MARKET FUND - 36.9%
120,278,334	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Class, 3.56% (Cost $120,278,334) (e)			120,278,334

	TOTAL INVESTMENTS - 94.9% (Cost $299,004,738)			$ 309,283,384
	OTHER ASSETS IN EXCESS OF LIABILITIES - 5.1%			16,557,448
	NET ASSETS - 100.0%			$ 325,840,832

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
675	3 Month Euro Euribor Future	03/13/2028	$ 187,827,595	$ 91,778
47	CBOT 10 Year US Treasury Note	09/21/2026	5,164,859	14,500
32	CBOT 5 Year US Treasury Note	09/30/2026	3,425,500	2,360
66	CBOT US Treasury Bond Futures	09/21/2026	7,491,000	21,656
5	CME E-Mini NASDAQ 100 Index Future	09/18/2026	3,052,350	77,656
49	CME E-Mini Standard & Poor's 500 Index Future	09/18/2026	18,493,213	172,313
19	CME E-Mini Standard & Poor's MidCap 400 Index	09/18/2026	7,381,500	333,295
37	CME Live Cattle Future(b)	08/31/2026	3,587,890	(84,250)
321	CME Mexican Peso Currency Future	09/14/2026	9,119,610	(7,205)
18	COMEX Copper Future(b)	09/28/2026	2,814,300	(136,950)
55	COMEX Gold 100 Troy Ounces Future(b)	08/27/2026	22,211,750	(2,730,170)
26	Eurex 10 Year Euro BUND Future	09/08/2026	3,780,793	34,910
30	Eurex 30 Year Euro BUXL Future	09/08/2026	3,810,209	32,619
65	Euro-BTP Italian Bond Futures	09/08/2026	8,858,913	53,179
62	French Government Bond Futures	09/08/2026	8,494,644	26,554
51	FTSE 100 Index Future	09/18/2026	7,131,043	123,334
87	ICE US MSCI Emerging Markets EM Index Futures	09/18/2026	7,644,255	335,110
19	LME Copper Future(b)	09/16/2026	6,355,714	(82,211)
92	LME Primary Aluminum Future(b)	09/16/2026	7,098,835	(1,028,078)
85	LME Zinc Future(b)	09/16/2026	7,582,892	45,692
42	Long Gilt Future	09/28/2026	4,969,850	(45,784)
344	NYBOT FINEX United States Dollar Index Future	09/14/2026	34,729,208	382,002
57	SGX Nikkei 225 Stock Index Future	09/10/2026	12,320,539	337,804
487	Three Month SONIA Index Futures	03/20/2028	155,104,439	(58,110)
45	WCE Canola Future(b)	11/13/2026	466,594	(21,862)
	NET UNREALIZED DEPRECIATION FROM OPEN LONG FUTURES CONTRACTS			$ (2,109,858)

GRANT PARK MULTI ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2026

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount(f)	Value and Unrealized Appreciation (Depreciation)
261	CBOT 2 Year US Treasury Note Future	09/30/2026	$ 53,800,663	$ 60,290
608	CBOT 30 Day Federal Funds Future	09/30/2026	243,802,170	218,143
137	CBOT Soybean Meal Future(b)	12/14/2026	4,152,470	(16,480)
204	CME British Pound Currency Future	09/14/2026	16,900,125	103,694
667	CME Canadian Dollar Currency Future	09/15/2026	47,116,881	900,701
261	CME Euro Foreign Exchange Currency Future	09/14/2026	37,376,831	393,330
406	CME Japanese Yen Currency Future	09/14/2026	31,399,025	398,145
43	CME Lean Hogs Future(b)	08/14/2026	1,689,040	(51,770)
63	CME Swiss Franc Currency Future	09/14/2026	9,824,456	178,712
1	LME Copper Future(b)	09/16/2026	334,511	7,689
92	LME Primary Aluminum Future(b)	09/16/2026	7,098,835	500,105
4	LME Zinc Future(b)	09/16/2026	356,842	(2,542)
13	NYBOT CSC Coffee Future(b)	09/18/2026	1,445,194	(265,125)
214	NYBOT CSC Number 11 World Sugar Future(b)	09/30/2026	3,552,057	(164,416)
62	NYMEX Henry Hub Natural Gas Futures(b)	07/29/2026	2,030,500	(51,090)
3	NYMEX Palladium Future(b)	09/28/2026	363,270	61,440
885	Three-Month SOFR Futures	03/20/2028	212,776,125	(155,637)
14	TSE Japanese 10 Year Bond Futures	09/14/2026	11,002,190	(45,837)
	NET UNREALIZED APPRECIATION FROM OPEN SHORT FUTURES CONTRACTS			$ 2,069,352

	TOTAL NET UNREALIZED DEPRECIATION FROM OPEN FUTURES CONTRACTS			$ (40,506)

ACWI	- All Country World Index
EAFE	- Europe, Australasia and Far East
ETF	- Exchange-Traded Fund
MSCI	- Morgan Stanley Capital International
(a)	Non-income producing security.
(b)	All or a portion of this investment is a holding of the GPMAS Fund Limited.
(c)	Step bond. Coupon rate is fixed rate that changes on a specified date. The rate shown is the current rate at June 30, 2026.
(d)	Zero coupon bond.
(e)	Rate disclosed is the seven day effective yield as of June 30, 2026.
(f)	The amounts shown are the underlying reference notional amounts to stock exchange indices and equities upon which the fair value of the futures contracts held by the Fund are based. Notional values do not represent the current fair value of, and are not necessarily indicative of the future cash flows of the Fund's futures contracts. Further, the underlying price changes in relation to the variables specified by the notional values affects the fair value of these derivative financial instruments. The notional values as set forth within this schedule do not purport to represent economic value at risk to the Fund.